Decommissioning obligations - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Decommissioning Liabilities [line items]
Estimated future cash expenditures	$ 266.5	$ 257.4
Discount rate used in net present value of expected future cash flows	2.00%	2.00%
Oyu Tolgoi [member]
Disclosure Of Decommissioning Liabilities [line items]
Anticipated closure date	2055